Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 334.4	€ 412.9	€ 305.9	€ 366.8
Financial assets at amortised cost	592.6	502.0
Financial assets at fair value through profit or loss	52.5	137.8
Financial liabilities at amortised cost	(2,807.7)	(2,854.2)
Financial assets (liabilities) at fair value through other comprehensive income	(117.7)	(108.1)
Total	(2,280.3)	(2,322.5)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(119.3)	(110.0)
Financial Liabilities At Fair Value Through Other Comprehensive Income	(119.3)	(110.0)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(676.3)	(719.1)
Financial liabilities	(676.3)	(719.1)
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(2,131.4)	(2,135.1)
Financial liabilities	(2,131.4)	(2,135.1)
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets	1.6	1.9
Derivative financial assets held for hedging	1.6	1.9
Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	310.7	226.9
Financial assets	310.7	226.9
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	281.9	275.1
Financial assets at fair value through profit or loss	52.5	137.8
Financial assets	€ 334.4	€ 412.9